Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000253501 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253501 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253501 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253501 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253501 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253501 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253501 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253501 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253501 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253501 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253501 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253501 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253501 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253501 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253501 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253501 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253501 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000253501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253501 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000253502 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253502 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253502 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253502 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253502 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253502 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253502 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253502 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253502 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253502 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253502 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253502 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253502 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253502 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000253502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000253502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253502 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000253502 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249820 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249820 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249820 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249820 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000249820 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249820 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249820 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249820 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249820 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249820 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249820 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249820 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000249820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000249820 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000249820 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249820 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253503 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253503 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253503 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000253503 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253503 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253503 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253503 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253503 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253503 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253503 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253503 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253503 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253503 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000253503 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253503 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253503 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253503 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253503 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253503 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253503 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253503 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253503 | Technology
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000253503 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253503 | Equities464287614
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253504 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253504 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253504 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253504 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 88023U101 | Somnigroup International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253504 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253504 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253504 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253504 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253504 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253504 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253504 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000253504 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253504 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000253504 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253504 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000253504 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253504 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253505 | 099724106 | BorgWarner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253505 | 501889208 | LKQ Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253505 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253505 | 277432100 | Eastman Chemical Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253505 | 36262G101 | GXO Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253505 | 918204108 | VF Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253505 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253505 | 59001A102 | Meritage Homes Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253505 | 04911A107 | Atlantic Union Bankshares Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253505 | 816300107 | Selective Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253505 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253505 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253505 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253505 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000253505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000253505 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253505 | Equities464287630
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253506 | 268150109 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253506 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253506 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253506 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253506 | 87305R109 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253506 | 55306N104 | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253506 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253506 | 04247X102 | Armstrong World Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | 267475101 | Dycom Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253506 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253506 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253506 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000253506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000253506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253506 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000253506 | Technology004498101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253506 | Equities464287648
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253507 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253507 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 48020Q107 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 929160109 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 565394103 | Maplebear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253507 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253507 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253507 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000253507 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000253507 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253508 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253508 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253508 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253508 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253508 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253508 | 6821506 | Sony Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253508 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253508 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253508 | 5727973 | Siemens A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253508 | 7123870 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253508 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253508 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253508 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253508 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253508 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253508 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253508 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253508 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253508 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253508 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000253508 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253508 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	2.00%